Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent Company	Dec. 31, 2012 Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash flow from operating activities:	$ 184,998	$ (64,331)	$ (30,139)	$ (11,845)	$ 10,031
Cash flow from investing activities:
Capital contributions to consolidated subsidiaries				(606,745)	(310,994)
Cash flow from financing activities:
Issuance of common shares		625,816		625,816
Proceeds from long-term debt	797,415	1,275,000	450,000		300,000
Deferred financing costs	(19,853)	(6,803)	(57,995)		(6,108)
Net cash provided by financing activities	558,812	1,986,218	1,007,841	625,816	293,892
Decrease (increase) in cash and cash equivalents	498,643	66,971	32,882	7,226	(7,071)
Cash and cash equivalents, beginning of period	107,278	40,307	7,425		7,226
Cash and cash equivalents, end of period	$ 605,921	$ 107,278	$ 40,307	$ 7,226	$ 155